Note receivables (Tables)	12 Months Ended
Dec. 31, 2017
Note receivables (Tables) [Abstract]
Note receivables

8. Note receivables

	December 31,
	2017				2016
Legal obligors	Visa	Master	Hipercard	Total	Visa	Master	Total
Itaú	237,335	751,542	250,817	1,239,694	99,433	244,741	344,174
Bradesco	333,108	83,160	-	416,268	115,009	36,032	151,041
Banco do Brasil	287,334	84,504	-	371,838	91,414	29,425	120,839
CEF	69,974	83,684	-	153,658	23,837	30,979	54,816
Santander	122,614	310,946	-	433,560	48,695	79,085	127,780
Other	141,802	393,999	-	535,801	50,716	93,473	144,189

Total card issuers (i)	1,192,167	1,707,835	250,817	3,150,819	429,104	513,735	942,839

Vero	-	-	-	21,463	-	-	331,807
Cielo	-	-	-	232,315	-	-	355,949
Redecard	-	-	-	45,289	-	-	56,025
Amex	-	-	-	39,608	-	-	4,090
Other	-	-	-	31,864	-	-	24,804

Total acquirers (ii)	-	-	-	370,539	-	-	772,675

Other	-	-	-	991	-	-	-
Total other	-	-	-	991	-	-	-

Total note receivables	1,192,167	1,707,835	250,817	3,522,349	429,104	513,735	1,715,514

The maturity analysis of note receivables

The maturity analysis of note receivables is as follows:

	December 31,
	2017	2016
Due within 30 days	2,213,929	970,086
Due within 31 to 120 days	1,045,825	609,689
Due within 121 to 180 days	114,953	43,144
Due within 181 to 360 days	147,642	92,595

	3,522,349	1,715,514